Accumulated other comprehensive income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized (loss)/gain on marketable securities	$ (129,000,000)	$ (443,000,000)
Unrealized gain on foreign exchange	36,000,000	51,000,000
Actuarial loss relating to pension	(38,000,000)	(57,000,000)
Share in unrealized gains from associated companies	11,000,000	1,000,000
Accumulated other comprehensive (loss)/income	(120,000,000)	(448,000,000)
Other comprehensive income taxes	0
Actuarial loss related to pension, tax effect	$ 8,000,000	$ 22,000,000
Tax rate in Norway (in hundredths)	25.00%	27.00%